Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000129315 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000129315 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000129315 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000129315 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000129315 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000129315 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000129315 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000129315 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000129315 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000129315 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000129315 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000129315 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000129315 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000129315 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000129315 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000198747 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000198747 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000198747 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000198747 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000198747 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000198747 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000198747 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000198747 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000198747 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000198747 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000198747 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000198747 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000198747 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000198747 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000198747 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C000119004 | 1-7 days
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000119004 | 8-14 days
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000119004 | 15-30 days
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000119004 | 31-60 days
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000119004 | 61-90 days
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000119004 | 91-120 days
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000119004 | 121-150 days
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000119004 | >150 days
Holdings [Line Items]
Percent of Net Asset Value	51.70%
C000119004 | Corporate Bonds
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C000119004 | Asset-Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000119004 | U.S. Treasury Obligations
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000119004 | Municipal Bonds
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000119004 | Foreign Agency Obligations
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000119004 | Short-Term Securities
Holdings [Line Items]
Percent of Net Asset Value	56.00%
C000119004 | Liabilities in Excess of Other Assets
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)